Reinsurance - Amount Recoverable From Reinsurers (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance [Abstract]
Reinsurance recoverable on paid loss	$ 50.1	$ 42.0
Ceded unpaid loss and LAE	216.8	92.1	$ 0.0
Total reinsurance recoverable	$ 266.9	$ 134.1